Stockholders' Equity - January 2016 Financing (Q3) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Feb. 28, 2015 $ / shares
Stockholders Equity Note [Line Items]
Aggregate offering price		$ 10,000
Aggregate gross proceeds from sale of common stock and warrants	$ 7,800	2,200
Payments of transaction costs			$ 400	$ 400
Net proceeds from sale of common stock and warrants after transaction costs			$ 9,600	$ 9,600
Outstanding warrants | Significant Unobservable Inputs (Level 3)
Stockholders Equity Note [Line Items]
Fair value of warrants issued during the period		$ 4,800
Common Stock
Stockholders Equity Note [Line Items]
Maximum number of warrants to be purchased (in shares) | shares		568,184
Exercise price (in usd per share) | $ / shares		$ 8.80				$ 18.20
Number of securities called by each warrant (in shares) | shares		2
Warrants issued (in shares) | shares		126,421
Payments of transaction costs	$ 200
Common Stock | Option Pricing Model | Expected Term
Stockholders Equity Note [Line Items]
Warrants, measurement input, term	7 years	7 years
Common Stock | Option Pricing Model | Expected Volatility
Stockholders Equity Note [Line Items]
Warrants, measurement input	0.994	1.019		0.994
Common Stock | Option Pricing Model | Expected Dividend Rate
Stockholders Equity Note [Line Items]
Warrants, measurement input	0	0		0
Common Stock | Option Pricing Model | Risk-Free Interest Rate
Stockholders Equity Note [Line Items]
Warrants, measurement input	0.014	0.016		0.014
Common Stock | Outstanding warrants | Significant Unobservable Inputs (Level 3)
Stockholders Equity Note [Line Items]
Fair value adjustment for modification					$ 700
Common Stock
Stockholders Equity Note [Line Items]
Common stock, maximum number of shares to be purchased (in shares) | shares		1,136,364
Issuance of common stock (in shares) | shares		252,842